Schedule of revenue classified by type of good or service (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 6,099,777	$ 6,164,173
Sales of circular products [member]
IfrsStatementLineItems [Line Items]
Revenue	1,198,610	2,305,646
Waste disposal services [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 4,901,167	$ 3,858,527